Basis of Presentation and General Information - Proforma (Table) (Details) $ / shares in Units, $ in Thousands	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Pro forma voyage revenues	$ 715,663
Pro forma operating income	208,089
Pro forma net income	$ 164,118
Pro forma income per share, basic | $ / shares	$ 1.47
Pro forma income per share, diluted | $ / shares	$ 1.44